FINANCIAL INSTRUMENTS - Commodity price risk and Currency risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Currency risk
Financial Instruments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase	$ 2.0	$ 3.8
Increase (decrease) in fair value measurement due to reasonably possible decrease	0.8	0.8
Interest rate risk
Financial Instruments
Increase (decrease) in fair value measurement due to reasonably possible increase	$ 1.3	$ 0.1
Gold and silver | Commodity Price risk | Price
Financial Instruments
Percentage of reasonably possible increase in unobservable input, assets	10.00%